Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.222%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,353,514.96

Principal:
Principal Collections	$24,331,749.37
Prepayments in Full	$11,631,089.85
Liquidation Proceeds	$702,610.17
Recoveries	$83,159.68
Sub Total	$36,748,609.07
Collections	$39,102,124.03

Purchase Amounts:
Purchase Amounts Related to Principal	$236,002.39
Purchase Amounts Related to Interest	$1,016.47
Sub Total	$237,018.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,339,142.89

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,339,142.89
Servicing Fee	$819,467.60	$819,467.60	$0.00	$0.00	$38,519,675.29
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,519,675.29
Interest - Class A-2a Notes	$167,649.06	$167,649.06	$0.00	$0.00	$38,352,026.23
Interest - Class A-2b Notes	$140,548.99	$140,548.99	$0.00	$0.00	$38,211,477.24
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$37,788,093.91
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$37,635,485.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,635,485.91
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$37,574,574.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,574,574.66
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$37,527,601.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$37,527,601.66
Regular Principal Payment	$34,232,878.43	$34,232,878.43	$0.00	$0.00	$3,294,723.23
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,294,723.23
Residual Released to Depositor	$0.00	$3,294,723.23	$0.00	$0.00	$0.00
Total		$39,339,142.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,232,878.43
Total					$34,232,878.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$20,456,413.66	$74.39	$167,649.06	$0.61	$20,624,062.72	$75.00
Class A-2b Notes	$13,776,464.77	$74.39	$140,548.99	$0.76	$13,917,013.76	$75.15
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$34,232,878.43	$26.00	$992,073.63	$0.75	$35,224,952.06	$26.75

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$186,276,735.97	0.6773699	$165,820,322.31	0.6029830
Class A-2b Notes	$125,448,914.55	0.6773699	$111,672,449.78	0.6029830
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$880,055,650.52	0.6683138	$845,822,772.09	0.6423174

Pool Information
Weighted Average APR	2.925%	2.910%
Weighted Average Remaining Term	47.27	46.41
Number of Receivables Outstanding	46,739	45,870
Pool Balance	$983,361,115.54	$945,801,518.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$914,041,058.32	$879,244,785.94
Pool Factor	0.6923623	0.6659175

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$14,187,022.78
Yield Supplement Overcollateralization Amount	$66,556,732.52
Targeted Overcollateralization Amount	$99,978,746.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,978,746.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		123	$658,145.30
(Recoveries)		34	$83,159.68
Net Loss for Current Collection Period			$574,985.62
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7017%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6880%
Second Prior Collection Period			0.5920%
Prior Collection Period			0.4367%
Current Collection Period			0.7153%
Four Month Average (Current and Prior Three Collection Periods)			0.6080%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,120	$4,186,508.04
(Cumulative Recoveries)			$219,759.01
Cumulative Net Loss for All Collection Periods			$3,966,749.03
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2793%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,737.95
Average Net Loss for Receivables that have experienced a Realized Loss			$3,541.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.10%	438	$10,421,140.07
61-90 Days Delinquent	0.14%	48	$1,289,679.32
91-120 Days Delinquent	0.02%	7	$178,021.47
Over 120 Days Delinquent	0.04%	14	$334,658.39
Total Delinquent Receivables	1.29%	507	$12,223,499.25

Repossession Inventory:
Repossessed in the Current Collection Period		34	$886,630.93
Total Repossessed Inventory		58	$1,664,328.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2065%
Prior Collection Period			0.1819%
Current Collection Period			0.1504%
Three Month Average			0.1796%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1906%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer